LAND USE RIGHTS, NET	12 Months Ended
Sep. 30, 2019
Land Use Rights [Abstract]
Land Use Rights Disclosure [Text Block]

9.           LAND USE RIGHTS, NET

Land use rights, net consist of the following:

	September 30,
	2018	2019
	RMB	RMB
Land use rights	22,275	16,564
Accumulated amortization	(5,711)	(3,651)

Land use rights, net	16,564	12,913

Land use rights have been pledged as collateral for bank loans as of September 30, 2018 and 2019 were RMB2,177 and RMB2,177,  respectively. Amortization expenses for the years ended September 30, 2017, 2018 and 2019 were RMB701,  RMB668 and RMB677, respectively.